INVESTMENT IN ASSOCIATED COMPANIES (Details) shares in Millions		1 Months Ended	6 Months Ended	12 Months Ended
		Oct. 31, 2013 USD ($)	Jun. 30, 2015 Rate shares	Dec. 31, 2015 USD ($) assets Rate	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)	Jun. 19, 2015 USD ($)	May. 31, 2013 USD ($)	Dec. 31, 2008 vessel
Schedule of Equity Method Investments [Line Items]
Number of shares received | shares			55
Equity in earnings of associated companies				$ 33,605,000	$ 33,497,000	$ 28,200,000
Gain on sale of investment in associated company				0	6,055,000	0
Term loan facility, amount outstanding				1,666,476,000	1,732,459,000
Summarized balance sheet information [Abstract]
Due from related parties				$ 45,659,000	152,491,000
Frontline Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage | Rate			27.73%	7.03%
Equity in earnings of associated companies				$ 2,600,000	$ 0	$ 0
Proceeds from equity method investment dividends				$ 2,800,000
SFL West Polaris [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				0.00%	0.00%	100.00%
Term loan facility, principal amount								$ 420,000,000
Term loan facility, term								5 years
Term loan facility, amount guaranteed									$ 88,000,000
Summarized balance sheet information [Abstract]
Current assets				$ 0	$ 0
Non-current assets				0	0
Total assets				0	0
Current liabilities				0	0
Non-current liabilities	[1]			0	0
Total liabilities				0	0
Total shareholders' equity				0	0
Statement of operations information [Abstract]
Operating revenues				0	22,251,000	$ 23,701,000
Net operating revenues				0	22,234,000	23,681,000
Net income				0	4,643,000	2,324,000	[2]
Interest payable to parent				$ 0	$ 6,500,000	$ 6,500,000
SFL Deepwater [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				100.00%	100.00%	100.00%
Term loan facility, principal amount		$ 390,000,000
Term loan facility, term		5 years
Term loan facility, amount guaranteed				$ 80,000,000	$ 85,000,000
Term loan facility, amount outstanding				$ 221,100,000	303,300,000
Number of main assets subject of leases which includes both fixed price call options and fixed price purchase obligations				1							2
Available amount under revolving part of credit facility				$ 50,000,000	0
Summarized balance sheet information [Abstract]
Current assets				33,735,000	44,297,000
Non-current assets				366,893,000	397,191,000
Total assets				400,628,000	441,488,000
Current liabilities				25,221,000	38,376,000
Non-current liabilities	[1]			335,881,000	371,147,000
Total liabilities				361,102,000	409,523,000
Total shareholders' equity				39,526,000	31,965,000
Due to parent				137,400,000	100,000,000
Statement of operations information [Abstract]
Operating revenues				22,424,000	24,917,000	$ 46,145,000
Net operating revenues				22,422,000	24,905,000	46,109,000
Net income				7,561,000	8,023,000	17,747,000	[2]
Interest payable to parent				$ 6,500,000	$ 6,500,000	$ 9,600,000
SFL Hercules [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				100.00%	100.00%	100.00%
Term loan facility, principal amount										$ 375,000,000
Term loan facility, term		6 years
Term loan facility, amount guaranteed				$ 80,000,000	$ 85,000,000
Term loan facility, amount outstanding				256,300,000	283,700,000
Available amount under revolving part of credit facility				50,000,000	50,000,000
Summarized balance sheet information [Abstract]
Current assets				38,936,000	38,619,000
Non-current assets				362,419,000	397,226,000
Total assets				401,355,000	435,845,000
Current liabilities				28,624,000	32,945,000
Non-current liabilities	[1]			354,025,000	391,500,000
Total liabilities				382,649,000	424,445,000
Total shareholders' equity				18,706,000	11,400,000
Due to parent				125,300,000	135,300,000
Statement of operations information [Abstract]
Operating revenues				23,315,000	24,565,000	$ 13,832,000
Net operating revenues				23,313,000	24,544,000	13,808,000
Net income				7,306,000	7,755,000	3,645,000
Interest payable to parent				$ 6,500,000	$ 6,500,000	$ 3,500,000
SFL Linus [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				100.00%	100.00%	100.00%
Term loan facility, principal amount		$ 475,000,000
Term loan facility, term		5 years
Term loan facility, amount guaranteed				$ 90,000,000	$ 90,000,000
Term loan facility, amount outstanding				353,800,000	451,300,000
Available amount under revolving part of credit facility				50,000,000	0
Summarized balance sheet information [Abstract]
Current assets				47,580,000	44,352,000
Non-current assets				482,990,000	530,348,000
Total assets				530,570,000	574,700,000
Current liabilities				74,610,000	51,540,000
Non-current liabilities	[1]			429,577,000	513,068,000
Total liabilities				504,187,000	564,608,000
Total shareholders' equity				26,383,000	10,092,000
Due to parent				125,000,000	110,700,000
Due from related parties				23,152,000	0
Statement of operations information [Abstract]
Operating revenues				36,992,000	33,236,000	$ 0
Net operating revenues				36,990,000	33,221,000	0
Net income				16,134,000	12,413,000	(38,000)
Interest payable to parent				$ 5,600,000	$ 4,900,000	$ 0
Bluelot Shipping Company [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				0.00%	0.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets				$ 0	$ 0
Non-current assets				0	0
Total assets				0	0
Current liabilities				0	0
Non-current liabilities	[1]			0	0
Total liabilities				0	0
Total shareholders' equity				0	0
Statement of operations information [Abstract]
Operating revenues				0	1,171,000	$ 19,490,000
Net operating revenues				0	232,000	2,261,000
Net income				$ 0	$ 232,000	$ 2,261,000	[2]
SFL Corte Real [Member]
Schedule of Equity Method Investments [Line Items]
Participation in equity method investee (in hundredths)				0.00%	0.00%	100.00%
Summarized balance sheet information [Abstract]
Current assets				$ 0	$ 0
Non-current assets				0	0
Total assets				0	0
Current liabilities				0	0
Non-current liabilities	[1]			0	0
Total liabilities				0	0
Total shareholders' equity				0	0
Statement of operations information [Abstract]
Operating revenues				0	2,492,000	$ 19,624,000
Net operating revenues				0	431,000	2,262,000
Net income				0	431,000	2,261,000	[2]
Total [Member]
Summarized balance sheet information [Abstract]
Current assets				120,251,000	127,268,000
Non-current assets				1,212,302,000	1,324,765,000
Total assets				1,332,553,000	1,452,033,000
Current liabilities				128,455,000	122,861,000
Non-current liabilities	[1]			1,119,483,000	1,275,715,000
Total liabilities				1,247,938,000	1,398,576,000
Total shareholders' equity				84,615,000	53,457,000
Statement of operations information [Abstract]
Operating revenues				82,731,000	108,632,000	122,792,000
Net operating revenues				82,725,000	105,567,000	88,121,000
Net income				$ 31,001,000	$ 33,497,000	$ 28,200,000	[2]

[1]	SFL Deepwater, SFL Hercules and SFL Linus non-current liabilities at December 31, 2015, include $137.4 million (2014: $100.0 million), $125.3 million (2014: $135.3 million) and $125.0 million (2014: $110.7 million) due to Ship Finance, respectively (see Note 23: Related party transactions). In addition, SFL Linus current liabilities at December 31, 2015, include a further $23.2 million (2014: $nil) due to Ship Finance (see Note 23: Related party transactions).
[2]	The net income of SFL Deepwater, SFL West Polaris, SFL Hercules and SFL Linus in the year ended December 31, 2015, includes interest payable to Ship Finance amounting to $6.5 million (2014: $6.5 million; 2013: $9.6 million), $nil (2014: $6.5 million; 2013: $6.5 million), $6.5 million (2014: $6.5 million; 2013: $3.5 million) and $5.6 million (2014: $4.9 million; 2013: $nil), respectively (see Note 23: Related party transactions).